Income Taxes (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	15.90%	30.80%	25.50%
Changes in valuation allowances	22.60%	(1.90%)	(18.40%)
Overprovision of profits tax in prior year	2.90%	(0.90%)	(1.10%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(18.80%)	6.30%	5.70%
Tax effect of tax losses not recognized	(55.70%)	(4.40%)	2.00%
Tax effect of changes in tax rate		(3.70%)
Utilization of tax losses previously not recognized		(3.70%)	(6.80%)
Others	23.00%	(21.20%)	0.90%
Effective tax rate	6.40%	17.80%	24.30%